Business Combinations - Additional Information (Detail) - Bio Vision Acquisition [Member] £ in Millions, $ in Millions			2 Months Ended	12 Months Ended
	Dec. 31, 2021 GBP (£)	Oct. 26, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 GBP (£)	Oct. 26, 2021 USD ($)	Oct. 26, 2021 GBP (£)	Oct. 25, 2021 GBP (£)
Statements [Line Items]
Percentage of voting equity interests acquired									100.00%	100.00%
Cash transferred	£ 242.1		£ 242.1				£ 242.1
Acquisition related expenses		£ 7.8
Description of acquiree		NKY Biotech US, Inc has one wholly owned subsidiary, BioVision Inc (collectively ‘BioVision’)
Trade payables											£ 1.4
Revenue of acquiree since acquisition date			2.6
Profit loss of acquiree since acquisition date			2.6
Effect on adjusted profit loss before tax since acquisition date			1.4
Revenue of combined entity as if combination occurred at beginning of period	331.6
Profit loss of combined entity as if combination occurred at beginning of period	9.8
Claims received from escrow account				$ 18.0	£ 13.1
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration				18.0	£ 13.3	$ 18.0	13.1
Deferred tax assets recognised as of acquisition date	£ 3.0		£ 3.0	3.8			3.0	£ 2.7
Other liabilities recognised as of acquisition date				2.0				1.4
Goodwill recognised as of acquisition date				$ 1.8				£ 1.3
Claims received from adjustments of net working capital							£ 1.1
Cash Free Debt Free Basis [Member]
Statements [Line Items]
Cash transferred									$ 349.9	£ 253.8